Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Property and equipment
7	Property and equipment

	December 31, 2024	December 31, 2025
	RMB	RMB
Office and other equipment	15,525,093	15,492,670
Leasehold improvements	14,225,255	8,623,878
Motor vehicles	3,257,768	2,994,993
Building	183,775,478	183,775,478
Less: accumulated depreciation	(29,305,673)	(33,186,565)
Total	187,477,921	177,700,454

The Group paid RMB 177,325,555 in 2023 for the purchase of an office building, which was recorded as a prepayment as of December 31, 2023. The office building was placed into service and was recognized as a fixed asset in January, 2024. Total depreciation expense for the years ended December 31, 2024 and 2025 was RMB11,540,877 and RMB12,896,315, respectively, which were recorded in other expenses in each year. The Group performed impairment testing on property and equipment as of December 31, 2025. The market approach was utilized to evaluate the fair value of these assets. Assessment results conclude that fair value of Leasehold Improvements, Motor vehicles and buildings that the Group held is higher than the corresponding book value, with no impairment indicators identified. As the office and other equipment held by the Group are substantially fully depreciated. No impairment events or triggering conditions exist. Based on the above assessment, no impairment loss is recognized for property and equipment in 2025.